SEGMENT REPORTING - Disclosure of revenues from external parties by geographic regions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 314,013	$ 235,491	$ 173,514
USA
Disclosure of geographical areas [line items]
Revenues	123,033	83,528	60,270
Europe
Disclosure of geographical areas [line items]
Revenues	76,000	72,887	48,664
UK
Disclosure of geographical areas [line items]
Revenues	38,688	26,391	21,931
Australia
Disclosure of geographical areas [line items]
Revenues	27,521	22,484	17,235
Israel
Disclosure of geographical areas [line items]
Revenues	16,967	13,095	14,129
Rest of the world
Disclosure of geographical areas [line items]
Revenues	$ 31,804	$ 17,106	$ 11,285